Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Interest and fees on loans	$ 1,441.5	$ 1,191.0	$ 1,226.3
Other interest and dividends	71.4	35.5	28.9
Interest income	1,512.9	1,226.5	1,255.2
Interest expense
Interest on borrowings	(773.4)	(855.2)	(881.1)
Interest on deposits	(330.1)	(231.0)	(179.8)
Interest expense	(1,103.5)	(1,086.2)	(1,060.9)
Net interest revenue	409.4	140.3	194.3
Provision for credit losses	(160.5)	(100.1)	(64.9)
Net interest revenue, after credit provision	248.9	40.2	129.4
Non-interest income
Rental income on operating leases	2,152.5	2,093.0	1,897.4
Other income	219.5	305.4	381.3
Total non-interest income	2,372.0	2,398.4	2,278.7
Total revenue, net of interest expense and credit provision	2,620.9	2,438.6	2,408.1
Non-interest expenses
Depreciation on operating lease equipment	(640.5)	(615.7)	(540.6)
Maintenance and other operating lease expenses	(231.0)	(196.8)	(163.1)
Operating expenses	(1,168.3)	(941.8)	(970.2)
Loss on debt extinguishment	(2.6)	(3.5)
Total other expenses	(2,042.4)	(1,757.8)	(1,673.9)
Income from continuing operations before benefit (provision) for income taxes	578.5	680.8	734.2
Benefit (provision) for income taxes	488.4	397.9	(83.9)
Income from continuing operations before attribution of noncontrolling interests	1,066.9	1,078.7	650.3
Net loss (income) attributable to noncontrolling interests, after tax	0.1	(1.2)	(5.9)
Income from continuing operations	1,067.0	1,077.5	644.4
Discontinued Operations
(Loss) income from discontinued operations, net of taxes	(10.4)	(230.3)	31.3
Gain on sale of discontinued operations, net of taxes		282.8
Total (loss) income from discontinued operations, net of taxes	(10.4)	52.5	31.3
Net income (loss)	$ 1,056.6	$ 1,130.0	$ 675.7
Basic income per common share
Income from continuing operations	$ 5.75	$ 5.71	$ 3.21
(Loss) income from discontinued operations, net of taxes	(0.05)	0.28	0.16
Basic income per common share	5.70	5.99	3.37
Diluted income per common share
Income from continuing operations	5.72	5.69	3.19
(Loss) income from discontinued operations, net of taxes	(0.05)	0.27	0.16
Diluted income per common share	$ 5.67	$ 5.96	$ 3.35
Average number of common shares - (thousands)
Basic	185,500	188,491	200,503
Diluted	186,388	189,463	201,695
Dividends declared per common share	$ 0.60	$ 0.50	$ 0.10